Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of Intangible asset disclosures

	Goodwill £m	Indefinite life brands £m	Amortised brands, licences and patents £m	Computer software £m	Assets under construction £m	Total £m
Cost at 1 January 2022	8,246	18,325	697	472	–	27,740
Exchange adjustments	150	1,090	(3)	14	–	1,251
Additions	–	178	3	21	–	202
Disposals and write-offs	–	(122)	(23)	(6)	–	(151)
Reclassifications	–	–	–	54	–	54
Transfer to assets held for sale	–	(6)	–	–	–	(6)
Cost at 31 December 2022	8,396	19,465	674	555	–	29,090
Exchange adjustments	(82)	(689)	(11)	(10)	(1)	(793)
Additions	3	–	7	4	76	90
Disposals and write-offs	–	–	(28)	(24)	–	(52)
Reclassifications	–	(7)	44	17	8	62
Transfer to assets held for sale	–	(556)	(295)	–	–	(851)
Cost at 31 December 2023	8,317	18,213	391	542	83	27,546

Amortisation at 1 January 2022	–	–	(197)	(219)	–	(416)
Exchange adjustments	–	–	(12)	(3)	–	(15)
Charge for the period	–	–	(43)	(64)	–	(107)
Disposals and write-offs	–	–	23	5	–	28
Transfer to assets held for sale	–	–	–	–	–	–
Amortisation at 31 December 2022	–	–	(229)	(281)	–	(510)
Exchange adjustments	–	–	8	8	–	16
Charge for the period	–	–	(39)	(69)	–	(108)
Disposals and write-offs	–	–	28	21	–	49
Reclassifications	–	–	(32)	–	–	(32)
Transfer to assets held for sale	–	–	53	–	–	53
Amortisation at 31 December 2023	–	–	(211)	(321)	–	(532)

Impairment at 1 January 2022	–	(122)	–	(7)	–	(129)
Exchange adjustments	–	(3)	–	–	–	(3)
Impairment losses	–	(129)	–	(6)	–	(135)
Disposals and write-offs	–	122	–	1	–	123
Impairment at 31 December 2022	–	(132)	–	(12)	–	(144)
Exchange adjustments	–	6	–	–	–	6
Impairment losses	–	(184)	(1)	(1)	–	(186)
Reversal of impairment losses	–	–	–	–	–	–
Reclassifications	–	–	(8)	–	–	(8)
Disposals and write-offs	–	–	–	3	–	3
Transfer to assets held for sale	–	170	–	–	–	170
Impairment at 31 December 2023	–	(140)	(9)	(10)	–	(159)

Amortisation and impairment at 31 December 2022	–	(132)	(229)	(293)	–	(654)
Amortisation and impairment at 31 December 2023	–	(140)	(220)	(331)	–	(691)

Net book value at 31 December 2022	8,396	19,333	445	262	–	28,436
Net book value at 31 December 2023	8,317	18,073	171	211	83	26,855

Schedule of Goodwill impairment

	2023 £m	2022 £m
North America	3,247	3,277
EMEA & LatAm	2,926	2,955
APAC	2,144	2,164
Net book value at 31 December	8,317	8,396

Schedule of discounted cash flow model used in impairment test

Valuation basis	Value in use
Key assumptions	Sales growth rates
	Profit margins
	Terminal growth rates
	Discount rates
	Taxation rates
Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information.
	Margins reflect past experience, adjusted for expected changes.
	Terminal growth rates are based on internal projections and external forecasts of the relevant markets.
	Discount rates are based on the Group WACC, adjusted where appropriate.
	Taxation rates are based on appropriate rates for each CGU.
Period of specific projected cash flows	Five years
Terminal growth rates		2023	2022
	North America	2.0% p.a.	2.4% p.a.
	EMEA & LatAm	2.6% p.a.	3.3% p.a.
	APAC	2.4% p.a.	3.3% p.a.
Discount rates (pre-tax)		2023	2022
	North America	7.9%	8.0%
	EMEA & LatAm	13.2%	11.9%
	APAC	10.2%	9.3%

Schedule of net book value of the major brands

	2023 £m	2022 £m
Advil	3,521	3,707
Voltaren	2,725	2,725
Centrum	1,850	1,943
Caltrate	1,680	1,811
Otrivin	1,385	1,385
Robitussin	1,174	1,239
Preparation H	1,103	1,164
Nexium	706	743
Fenistil	598	598
Emergen-C	464	490
Theraflu	444	452
Panadol	396	395
Sensodyne	281	291
Nicotinell	246	246
Excedrin	186	196
Polident	130	134
Biotene	126	130
Vitasprint	118	120
Corega	116	118
ChapStick[1]	–	575
Other brands	824	871
Total	18,073	19,333

1	ChapStick has been classified as an asset held for sale as at 31 December 2023.

Schedule of income Statement Location Of Amortization And Net Impairment (Reversal) / Losses Of Intangible Assets

	Amortisation			Net impairment losses/(reversals)
	2023 £m	2022 £m	2021 £m	2023 £m	2022 £m	2021 £m
Cost of sales	55	61	57	185	129	(32)
Selling, general and administration	53	46	37	1	6	8
Research and development	–	–	–	–	–	8
Total	108	107	94	186	135	(16)